SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

14. SUPPLEMENTAL CASH FLOW INFORMATION

	December 31,	December 31,	December 31,
	2022	2021	2020
Property, plant and equipment additions in accounts payable and accrued liabilities	$108,743	$-	$28,280
Intangible asset additions in accounts payable and accrued liabilities	$92,062	$-	$-
Deposit applied to intangible assets	$60,462	$-	$-
Interest paid	$10,193	$9,054	$9,088
Income taxes paid	$57,611	$342,000	$229,233